Organization and Business Background - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended
	Jun. 29, 2020 HKD ($)	Nov. 20, 2019 HKD ($)	Apr. 20, 2018 HKD ($)	Nov. 14, 2015 CNY (¥)	Nov. 14, 2015 USD ($)	Sep. 25, 2013 USD ($)	Nov. 30, 2011 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 15, 2019 HKD ($)	Apr. 30, 2011 shares	Sep. 13, 2010 shares	Aug. 06, 2010 $ / shares shares
Organization And Business Background
Ordinary share, par value (in dollars per share) | $ / shares								$ 0.001	$ 0.001
Ordinary share, shares issued								12,938,128	12,938,128
Allied Sun Corporation Limited
Organization And Business Background
Negative net worth | $	$ 1,600
Proceeds received from disposal of subsidiary | $	$ 27,000
Plastec International Holdings Limited
Organization And Business Background
Consideration for disposal | $			$ 70,000
Amounts due from former subsidiary disposed of | $			$ 258,910,000
Unaffiliated third party
Organization And Business Background
Consideration for disposal | $										$ 47,965,000
Amounts due from former subsidiary disposed of | $		$ 112,035,000
Hong Kong subsidiary
Organization And Business Background
Aggregate purchase price				¥ 1,250,000,000	$ 195,312,500
Repurchase Program 2013
Organization And Business Background
Stock repurchase program, remaining authorized repurchase amount | $								$ 1,431,918
Merger Agreement
Organization And Business Background
Common stock shares receivable pursuant to merger													16,948,053
Ordinary share, par value (in dollars per share) | $ / shares													$ 0.001
Amended and Restated Merger Agreement
Organization And Business Background
Total number of common stock shares received pursuant to merger												16,778,571
Common stock shares received on closing of merger												7,054,583
Remaining common stock issued												97,230,988
Remaining common stock issued year one												(2,944,767)
Remaining common stock issued year two												3,389,610
Remaining common stock issued year three												3,389,611
Ordinary share, shares issued											7,486,845
Conversion of stock, shares converted							2,615,732
Average conversion of stock shares converted price per share | $ / shares							$ 10.30
Amended and Restated Merger Agreement | Repurchase Program 2011
Organization And Business Background
Share redeemed and cancelled | $							$ 5,000
Amended and Restated Merger Agreement | Repurchase Program 2013
Organization And Business Background
Share redeemed and cancelled | $						$ 5,000